S-K 1603(b) Conflicts of Interest	Mar. 05, 2026
Sponsor, officers and directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expense if we do not complete an initial business combination.
Private Placement Shares or any Public Shares [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares, any private placement shares or any public shares held by them in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors will not be entitled to rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within 24 months (or 27 months, as applicable) after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units (and underlying securities) will expire without value to the holder. Furthermore, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until the earlier of (i) 180 days after the completion of our initial business combination and (ii) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. An affiliate of our sponsor has agreed not to transfer, assign or sell any of the private placement units (including the underlying securities) until 30 days after the date we complete our initial business combination, other than pursuant to limited exceptions as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.” Since our sponsor, its affiliate and our officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
SPAC Sponsor and its Affiliates [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•   our sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into units at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the private placement units and their underlying securities, including as to exercise price, exercisability and exercise period with respect to the private placement warrants.